Average Annual Total Returns{- Fidelity® Fund} - 06.30 Fidelity Fund Class K PRO-08 - Fidelity® Fund	Fidelity Fund-Class K Return Before Taxes Past 1 year	Fidelity Fund-Class K Return Before Taxes Past 5 years	Fidelity Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	26.55%	15.83%	13.65%	18.40%	15.22%	13.88%